Long Term Investments - Summary of Equity and Cost Method Investments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Jul. 25, 2014
Investment [Line Items]
Long term Investments	$ 1,760	$ 951
Shanghai Touch Future Network Technology Co., Ltd. [Member]
Investment [Line Items]
Equity method investment	483
Shanghai Shuanglang Technology Co., Ltd [Member]
Investment [Line Items]
Cost method investments	326		326
Smartisan Technology Co., Ltd. [Member]
Investment [Line Items]
Cost method investments	$ 951	$ 951